3. Summary of Significant Accounting Policies (Details Narrative) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Allowance for uncollectible accounts receivable	$ 19	$ 8
Ruthigen [Member]
Common shares owned, investment	2,000,000	2,000,000